Consolidated Statements of Changes in Stockholders’ Deficit - USD ($)	Series A Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Sep. 30, 2020		$ 49	$ 13,129,747	$ (31,074,769)	$ (17,944,973)
Balance (in Shares) at Sep. 30, 2020	250	491,033
Share option expense			82,308		82,308
Shares issued to employees		$ 1	77,399		77,400
Shares issued to employees (in Shares)		11,000
Shares issued to non-employees for services		$ 2	147,998		148,000
Shares issued to non-employees for services (in Shares)		20,000
Shares issued for legal settlement		$ 4	119,666		119,670
Shares issued for legal settlement (in Shares)		36,821
Shares issued for cash		$ 139	3,083,791		3,083,930
Shares issued for cash (in Shares)		1,393,007
Shares issued for conversions of notes and accrued interest including premiums reclassified		$ 52	1,519,606		1,519,658
Shares issued for conversions of notes and accrued interest including premiums reclassified (in Shares)		518,650
Net loss				(1,882,071)	(1,882,071)
Balance at Sep. 30, 2021		$ 247	18,160,515	(32,956,840)	(14,796,078)
Balance (in Shares) at Sep. 30, 2021	250	2,470,511
Shares issued for cash		$ 10	249,990		250,000
Shares issued for cash (in Shares)		100,000
Shares issued for conversion of notes and reclassification of debt premiums		$ 12	185,838		185,850
Shares issued for conversion of notes and reclassification of debt premiums (in Shares)		122,850
Share-based compensation			34,934		34,934
Net loss				(852,972)	(852,972)
Balance at Dec. 31, 2021		$ 269	18,631,277	(33,809,812)	(15,178,266)
Balance (in Shares) at Dec. 31, 2021	250	2,693,361
Balance at Sep. 30, 2021		$ 247	18,160,515	(32,956,840)	(14,796,078)
Balance (in Shares) at Sep. 30, 2021	250	2,470,511
Net loss					(2,032,933)
Balance at Jun. 30, 2022		$ 397	19,401,123	(34,989,773)	(15,588,253)
Balance (in Shares) at Jun. 30, 2022	250	3,973,005
Balance at Sep. 30, 2021		$ 247	18,160,515	(32,956,840)	(14,796,078)
Balance (in Shares) at Sep. 30, 2021	250	2,470,511
Share option expense			69,108		69,108
Cancellation of common stock issued for settlement		$ (4)	(119,666)		(119,670)
Cancellation of common stock issued for settlement (in Shares)		(36,821)
Shares issued for cash		$ 85	699,504		699,589
Shares issued for cash (in Shares)		849,313
Shares issued for conversions of notes and accrued interest including premiums reclassified		$ 112	625,436		625,548
Shares issued for conversions of notes and accrued interest including premiums reclassified (in Shares)		1,124,318
Relative fair value of warrants issued with debt			200,387		200,387
Deemed dividend to adjust temporary equity to redemption value			(570,632)		(570,632)
Preferred Stock Series B dividend			(13,440)		(13,440)
Net loss				(2,673,346)	(2,673,346)
Balance at Sep. 30, 2022		$ 441	19,051,212	(35,630,186)	(16,578,533)
Balance (in Shares) at Sep. 30, 2022	250	4,407,321
Balance at Dec. 31, 2021		$ 269	18,631,277	(33,809,812)	(15,178,266)
Balance (in Shares) at Dec. 31, 2021	250	2,693,361
Shares issued for cash		$ 54	324,535		324,589
Shares issued for cash (in Shares)		540,980
Shares issued for conversion of notes and reclassification of debt premiums		$ 23	164,779		164,802
Shares issued for conversion of notes and reclassification of debt premiums (in Shares)		237,476
Share-based compensation			34,174		34,174
Net loss				(722,704)	(722,704)
Balance at Mar. 31, 2022		$ 346	19,154,765	(34,532,516)	(15,377,405)
Balance (in Shares) at Mar. 31, 2022	250	3,471,817
Shares issued for cash		$ 21	124,979		125,000
Shares issued for cash (in Shares)		208,333
Shares issued for conversion of notes and reclassification of debt premiums		$ 30	121,379		121,409
Shares issued for conversion of notes and reclassification of debt premiums (in Shares)		292,855
Net loss				(457,257)	(457,257)
Balance at Jun. 30, 2022		$ 397	19,401,123	(34,989,773)	(15,588,253)
Balance (in Shares) at Jun. 30, 2022	250	3,973,005
Balance at Sep. 30, 2022		$ 441	19,051,212	(35,630,186)	(16,578,533)
Balance (in Shares) at Sep. 30, 2022	250	4,407,321
Shares issued for cash		$ 49	99,284		99,333
Shares issued for cash (in Shares)		496,667
Shares issued for conversion of notes and reclassification of debt premiums		$ 96	102,501		102,597
Shares issued for conversion of notes and reclassification of debt premiums (in Shares)		960,120
Preferred Stock Series B dividend			(36,960)		(36,960)
Net loss				(781,675)	(781,675)
Balance at Dec. 31, 2022		$ 586	19,216,037	(36,411,861)	(17,195,238)
Balance (in Shares) at Dec. 31, 2022	250	5,864,108
Balance at Sep. 30, 2022		$ 441	19,051,212	(35,630,186)	$ (16,578,533)
Balance (in Shares) at Sep. 30, 2022	250	4,407,321
Shares issued for cash (in Shares)					496,667
Net loss					$ (2,255,726)
Balance at Jun. 30, 2023		$ 699	19,242,756	(37,885,912)	(18,642,457)
Balance (in Shares) at Jun. 30, 2023	250	6,994,378
Balance at Dec. 31, 2022		$ 586	19,216,037	(36,411,861)	(17,195,238)
Balance (in Shares) at Dec. 31, 2022	250	5,864,108
Shares issued for conversion of notes and reclassification of debt premiums		$ 113	101,382		101,495
Shares issued for conversion of notes and reclassification of debt premiums (in Shares)		1,129,887
Preferred Stock Series B dividend			(39,732)		(39,732)
Net loss				(830,668)	(830,668)
Balance at Mar. 31, 2023		$ 699	19,277,687	(37,242,529)	(17,964,143)
Balance (in Shares) at Mar. 31, 2023	250	6,993,995
Preferred Stock Series B dividend			(34,931)		(34,931)
Fractional shares issued from reverse split
Fractional shares issued from reverse split (in Shares)		383
Net loss				(643,383)	(643,383)
Balance at Jun. 30, 2023		$ 699	$ 19,242,756	$ (37,885,912)	$ (18,642,457)
Balance (in Shares) at Jun. 30, 2023	250	6,994,378